Partners' Equity	6 Months Ended
Jun. 30, 2020
Partners' Equity
Partners' Equity

7. Partners’ Equity

On January 29, 2019, the board of directors of GasLog Partners authorized a unit repurchase programme of up to $25,000 covering the period January 31, 2019 to December 31, 2021. Under the terms of the repurchase programme, GasLog Partners may repurchase common units from time to time, at its discretion, on the open market or in privately negotiated transactions. Since the authorization of the unit repurchase programme and through December 31, 2019, GasLog Partners has repurchased and cancelled a total of 1,171,572 units at a weighted average price of $19.52 per common unit for a total amount of $22,890, including commissions.

On February 5, 2020, the board of directors of GasLog Partners authorized a renewal of the unit repurchase programme taking the total authority outstanding under the programme to $25,000, to be utilized from February 10, 2020 to December 31, 2021. In the six months ended June 30, 2020, GasLog Partners repurchased and cancelled a total of 191,490 units at a weighted average price of $5.18 per common unit for a total amount of $996, including commissions.

On April 3, 2020, GasLog Partners issued 46,843 common units in connection with the vesting of 25,551 RCUs and 21,292 PCUs under its 2015 Long-Term Incentive Plan (the "2015 Plan ") and an additional 21,589 common units in connection with the vesting of 11,776 RCUs and 9,813 PCUs on June 30, 2020. Subsequently, on July 1, 2020, GasLog Partners issued 415,000 common units in connection with GasLog's option to convert the first tranche of its Class B units issued upon the elimination of IDRs in June 2019 (Note 20).